30-Jun-2013
Principal
Payment
46,261,560.08
0.00
0.00
0.00
46,261,560.08
Interest per
Amounts in USD
Collection Period No.
3
Collection Period (from... to)
1-Jun-2013
30-Jun-2013
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Determination Date
11-Jul-2013
Record Date
12-Jul-2013
Payment Date
15-Jul-2013
Interest Period of the Class A-1 Notes (from... to)
17-Jun-2013
15-Jul-2013 Actual/360 Days
28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jun-2013
15-Jul-2013
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
478,850,000.00
342,534,459.36
296,272,899.28
96.609711
Class A-2 Notes
796,000,000.00
796,000,000.00
796,000,000.00
0.000000
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Total Note Balance
2,019,200,000.00
1,882,884,459.36
1,836,622,899.28
Overcollateralization
380,319,126.59
412,721,863.89
423,056,109.73
Total Securitization Value
2,399,519,126.59
2,295,606,323.25
2,259,679,009.01
present value of lease payments
880,763,921.95
765,529,610.19
727,986,915.03
present value of Base Residual Value
1,518,755,204.64
1,530,076,713.06
1,531,692,093.98
Amount
Percentage
Payment
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
Current Overcollateralization Amount
423,056,109.73
17.63%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.490000%
325,033.33
0.408333
325,033.33
Class A-1 Notes
0.270000%
71,932.24
0.150219
46,333,492.32
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
Total
779,658.90
$47,041,218.98
Available Funds
Lease Payments Received
38,252,746.26
(1) Total Servicing Fee
Distributions
1,913,005.27
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
257,751.40
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
10,443,258.36
Excess wear and tear included in Net Sales Proceeds
515.64
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
11,618.80
(4) Priority Principal Distribution Amount
Subtotal
48,953,756.02
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Collection Period Ended
Dates
Summary
Note
Factor
0.618718
1.000000
1.000000
1.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount
96.759930
0.408333
0.491667
0.600000
0.00
0.00
779,658.90
0.00
0.00
Distribution Detail
Shortfall
Notice to Investors
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
48,954,224.25
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
468.23
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
48,954,224.25
Amount Due
Total Available Collections
48,954,224.25
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
1,913,005.27
0.00
Total Trustee Fee
Monthly Interest Distributable Amount
779,658.90
779,658.90
0.00
thereof on Class A-1 Notes
71,932.24
71,932.24
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
779,658.90
779,658.90
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
46,261,560.08
46,261,560.08
0.00
Principal Distribution Amount
46,261,560.08
46,261,560.08
0.00
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
98.62
minus Net Investment Earnings
98.62
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
98.62
Net Investment Earnings on the Exchange Note
Collection Account
369.61
Investment Earnings for the Collection Period
468.23
0.00
0.00
0.00
Total Servicing Fee
1,913,005.27
46,261,560.08
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
2,295,606,323.25
56,639
Principal portion of lease payments
26,514,076.65
Terminations- Early
7,758,543.89
Terminations- Scheduled
226,098.32
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,428,595.38
Securitization Value end of Collection Period
2,259,679,009.01
56,404
Pool Factor
94.17%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
21.17
Weighted Average Seasoning (months)
9.42
13.33
Aggregate Base Residual Value
1,721,197,534.44
1,699,970,926.14
Cumulative Turn-in Ratio
37.95%
Proportion of base prepayment assumption realized life to date
103.03%
Actual lifetime prepayment speed
0.31%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,256,456,390.66
56,329
99.86%
31-60 Days Delinquent
2,364,206.37
56
0.10%
61-90 Days Delinquent
635,738.73
13
0.03%
91-120 Days Delinquent
222,673.25
6
0.01%
Total
2,259,679,009.01
56,404
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,403,844.75
Less Liquidation Proceeds
1,239,924.96
8,009,392.84
Less Recoveries
199,793.37
Current Net Credit Loss / (Gain)
(35,873.58)
Cumulative Net Credit Loss / (Gain)
(27,808.34)
9,120,413.45
Current Residual Loss / (Gain)
(1,111,020.61)
Cumulative Residual Loss / (Gain)
(3,455,965.35)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.001%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Less sales proceeds and other payments received during
Collection Period
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.144%)